OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 12,321		$ 15,389
Provision for warranty costs	1,452		2,106
Government authorities	2,071		2,450
Accrued expenses	3,675		3,529
Advanced payments from customers	1,731		1,864
Hedging Liability	112		1,033
Lease liabilities	5,644
Other	1,393		1,065
Other accounts payable and accrued expenses	$ 28,399	$ 32,208	$ 27,436